Annual Total Returns[BarChart] - NVIT Mellon Dynamic US Core Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.23%)	18.68%	36.70%	8.80%	5.09%	3.63%	27.31%	(1.27%)	37.62%	18.90%